ENTITY-WIDE DISCLOSURES - Net Revenues by Geographic Location (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity Location [Line Items]
Total net revenues	€ 4,270,894	€ 3,459,790	€ 3,766,615
Italy
Entity Location [Line Items]
Total net revenues	409,992	322,573	391,156
Rest of EMEA
Entity Location [Line Items]
Total net revenues	1,869,864	1,634,515	1,628,496
of which UK
Entity Location [Line Items]
Total net revenues	457,060	484,701	531,088
Americas
Entity Location [Line Items]
Total net revenues	1,097,904	883,228	1,001,946
of which United States of America
Entity Location [Line Items]
Total net revenues	930,316	747,373	867,376
Mainland China, Hong Kong and Taiwan
Entity Location [Line Items]
Total net revenues	332,971	191,907	350,851
Rest of APAC
Entity Location [Line Items]
Total net revenues	€ 560,163	€ 427,567	€ 394,166